Taxation	6 Months Ended
Jun. 30, 2021
Income Taxes [Abstract]
Taxation	TaxationIncome tax expense of €13.9 million for the three months ended June 30, 2021 (2020: €16.4 million) and €28.3 million for the six months ended June 30, 2021 (2020: €33.8 million) is accrued based on management’s estimate of the average annual effective income tax rate on profits excluding exceptional items, applied to the pre-tax income excluding exceptional items of the periods. This estimate takes into account the reduction in provisions due to resolution of certain pre-acquisition risks previously covered by escrow. It also reflects the tax impact of exceptional items accounted for in the periods. The UK government announced an increase in the statutory rate of corporation tax from 19% to 25% with effect from April 1, 2023. The increase has now been enacted, giving rise to a substantial one-off impact on deferred tax balances in the quarter. The impact was offset by the implementation of certain arrangements benefiting from one-off government incentives and other tax incentives from future tax planning activities, increasing the value of deferred tax assets.
The Company’s subsidiaries, which are subject to tax, operate in many different jurisdictions and, in some of these, certain tax matters are under discussion with local tax authorities. These discussions are often complex and can take many years to resolve. Accruals for tax contingencies require management to make estimates and judgments with respect to the ultimate outcome of a tax audit, and actual results could vary from these estimates. Where tax exposures can be quantified, a provision is made based on best estimates and management’s judgment. Given the inherent uncertainties in assessing the outcomes of these exposures (which can sometimes be binary in nature), the Company could in future periods experience adjustments to this provision.
Management believes that the Company’s tax position on all open matters, including those in current discussion with local tax authorities, is robust and that the Company is appropriately provided.